UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  September 30, 2009

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Check here if Amendment [   ]


?





  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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?
?
?







Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Marc Simons
?
?







Title:
Chief Operating Officer
?







Phone:
212-328-7140
?
?


















Signature, Place and Date of Signing:



















?Marc Simons
?
?

?New York, NY
?
?

11/13/2009


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
?
0








Form 13F Information Table Entry Total:
?
129








Form 13F Information Table Value Total:
?
       $752,989





(thousands)
List of Other Included Managers:










NONE



































FORM 13F INFORMATION TABLE












COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8















VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE
* ADVANCED BATTERY TECHNOLOG I
COM
00752H102
                   47
            10,852
SH

SOLE

X


*  ALLIS CHALMERS ENERGY INC
COM PAR $.01NW
019645506
                   45
            10,423
SH

SOLE

X


*  ALTAIR NANOTECHNOLOGIES INC
COM
021373105
                    13
               11,161
SH

SOLE

X


* AMBAC FINL GROUP INC
COM
023139108
                   22
            12,900
SH

SOLE

X


* AMERICAN EXPRESS CO
COM
025816109
                   95
               2,812
SH

SOLE

X


* AMERICAN INTL GROUP INC
COM NEW
026874784
                     0
                      2
SH

SOLE

X


* AMERICAN SUPERCONDUCTOR CORP
COM
030111108
                352
            10,494
SH

SOLE

X


AMERIGROUP CORP
NOTE 2.000% 5/1
03073TAB8
           15,746
    17,500,000
PRN

SOLE

X


*  AMGEN INC
COM
031162100
                    10
                  165
SH

SOLE

X


*  AMR CORP
COM
001765106
                   80
            10,000
SH

SOLE

X


APOGENT TECHNOLOGIES INC
DBCV 12/1
03760AAK7
             7,402
     5,000,000
PRN

SOLE

X


*  ASA LIMITED
COM
G3156P103
             4,927
           65,000
SH

SOLE

X


ASIA SPECIAL SIT ACQST CORP
UNIT 99/99/9999
G0538M113
            10,178
      1,034,300
SH

SOLE

X


ATLAS ACQUISITION HLDGS CORP
COM
049162100
             2,660
         269,797
SH

SOLE

X


* AVAGO TECHNOLOGIES LTD
SHS
Y0486S104
                256
            15,000
SH

SOLE

X


*  BANKATLANTIC BANCORP
CL A NEW
065908600
                    31
            10,700
SH

SOLE

X


* BANK OF AMERICA CORPORATION
COM
060505104
                   24
                1,417
SH

SOLE

X


*  BJ SVCS CO
COM
055482103
                486
           25,000
SH

SOLE

X


*  BLACKROCK INC
COM
09247X101
                283
               1,306
SH

SOLE

X


BLACKROCK INC
DBCV 2.625% 2/1
09247XAB7
          32,850
     15,081,000
PRN

SOLE

X


BPW ACQUISITION CORP
COM
055637102
             8,449
         864,800
SH

SOLE

X


CAPITOL ACQUISITION CORP DEL
COM
14055E104
              1,394
            141,100
SH

SOLE

X


CENTER BANCORP INC
COM
151408101
                495
           65,765
SH

SOLE

X


CEPHALON INC
NOTE 6/1
156708AL3
            11,039
    10,000,000
PRN

SOLE

X


CHINA HLDGS ACQUISITION CORP
COM
16942N106
           10,234
      1,055,000
SH

SOLE

X


CHINA INSONLINE CORP
COM
16944E104
                     9
            10,093
SH

SOLE

X


* CHIPOTLE MEXICAN GRILL INC
CL B
169656204
             2,330
           28,000
SH

SOLE

X


CHIQUITA BRANDS INTL INC
NOTE 4.250% 8/1
170032AT3
             4,973
     5,000,000
PRN

SOLE

X


* CLEAN ENERGY FUELS CORP
COM
184499101
                     3
                 240
SH

SOLE

X


CMS ENERGY CORP
NOTE 2.875%12/0
125896AW0
              6,100
     5,500,000
PRN

SOLE

X


COMMSCOPE INC
NOTE 3.250% 7/0
203372AG2
           12,908
    10,000,000
PRN

SOLE

X


* CONSTELLATION BRANDS INC
CL A
21036P108
                 201
            13,284
SH

SOLE

X


*  COSAN LTD
SHS A
G25343107
                 915
           115,808
SH

SOLE

X


*  CVS CAREMARK CORPORATION
COM
126650100
                502
            14,037
SH

SOLE

X


*  DAVITA INC
COM
23918K108
                 210
              3,700
SH

SOLE

X


*  DENNYS CORP
COM
24869P104
                 133
            50,133
SH

SOLE

X


DST SYS INC DEL
DBCV 4.125% 8/1
233326AB3
           21,507
    19,870,000
PRN

SOLE

X


DST SYS INC DEL
DBCV 8/1
233326AD9
             8,504
     8,254,000
PRN

SOLE

X


E M C CORP MASS
NOTE 1.750%12/0
268648AK8
            13,917
     11,500,000
PRN

SOLE

X


ENTERPRISE ACQUISITION CORP
COM
29365R108
           13,747
      1,384,400
SH

SOLE

X


* EZCORP INC
CL A NON VTG
302301106
                308
           22,562
SH

SOLE

X


*  FIDELITY NATL INFORMATION SV
COM
31620M106
             2,495
             97,811
SH

SOLE

X


GILEAD SCIENCES INC
NOTE 0.500% 5/0
375558AG8
             9,454
     7,500,000
PRN

SOLE

X


GILEAD SCIENCES INC
NOTE 0.625% 5/0
375558AH6
             9,798
     7,508,000
PRN

SOLE

X


GLOBAL BRANDS ACQUISITION CO
COM
378982102
            16,491
      1,667,400
SH

SOLE

X


GLOBAL CONSUMER ACQST CORP
COM
378983100
             5,898
          601,800
SH

SOLE

X


GOLDEN POND HEALTHCARE INC
COM
38116J109
             5,532
         705,600
SH

SOLE

X


HERTZ GLOBAL HOLDINGS INC
NOTE 5.250% 6/0
42805TAA3
             7,570
     5,000,000
PRN

SOLE

X


HOLOGIC INC
FRNT 2.000%12/1
436440AA9
              3,313
     4,000,000
PRN

SOLE

X


*  HUNTINGTON BANCSHARES INC
COM
446150104
                      1
                  201
SH

SOLE

X


*  HUNTSMAN CORP
COM
447011107
                     0
                      4
SH

SOLE

X


IDEATION ACQUISITION CORP
COM
451665103
              3,361
         427,003
SH

SOLE

X


INTER ATLANTIC FINANCIAL INC
COM
45890H100
                589
           75,000
SH

SOLE

X


* ISHARES TR INDEX
RUSSELL 1000
464287622
                436
              7,500
SH

SOLE

X


* ISHARES TR INDEX
RUSSELL 2000
464287655
                 301
              5,000
SH

SOLE

X


JENNIFER CONVS INC
COM
476153101
                239
          164,600
SH

SOLE

X


*  KEYCORP NEW
COM
493267108
                   88
            13,583
SH

SOLE

X


* LABRANCHE & CO INC
COM
505447102
                  119
            35,001
SH

SOLE

X


LIBERTY ACQUISITION HLDGS CO
COM
53015Y107
             9,975
      1,050,000
SH

SOLE

X


LIFEPOINT HOSPITALS INC
NOTE 3.500% 5/1
53219LAH2
                450
         520,000
PRN

SOLE

X


* LINDSAY CORP
COM
535555106
                364
              9,239
SH

SOLE

X


* LSI CORPORATION
COM
502161102
                   56
             10,136
SH

SOLE

X


* MARVEL ENTERTAINMENT INC
COM
57383T103
                620
            12,500
SH

SOLE

X


MICROCHIP TECHNOLOGY INC
SDCV 2.125%12/1
595017AB0
              8,813
     9,500,000
PRN

SOLE

X


*  MICROSOFT CORP
COM
594918104
                   32
               1,262
SH

SOLE

X


* MORGAN STANLEY INDIA INVS FD
COM
61745C105
              1,528
           72,000
SH

SOLE

X


*  MOTOROLA INC
COM
620076109
                  113
             13,125
SH

SOLE

X


NAVIOS MARITIME ACQUIS CORP
SHS
Y62159101
            10,431
      1,090,000
SH

SOLE

X


*  NEWS CORP
CL A
65248E104
                934
            78,103
SH

SOLE

X


* NEW YORK CMNTY BANCORP INC
COM
649445103
                 214
            18,778
SH

SOLE

X


*  NOMURA HLDGS INC
SPONSORED ADR
65535H208
                 214
           35,000
SH

SOLE

X


OVERTURE ACQUISITION CORP
SHS
G6830P100
              8,415
         850,000
SH

SOLE

X


* PENNYMAC MTG INVT TR
COM
70931T103
                 199
            10,000
SH

SOLE

X


PROSPECT ACQUISITION CORP
COM
74347T103
           13,543
      1,367,990
SH

SOLE

X


PROTEIN DESIGN LABS INC
NOTE 2.750% 8/1
74369LAD5
             5,854
     5,500,000
PRN

SOLE

X


* QUANTUM FUEL SYS TECH WORLDW
COM
74765E109
                 173
           129,913
SH

SOLE

X


QWEST COMMUNICATIONS INTL IN
NOTE 3.500%11/1
749121BY4
            15,156
    15,000,000
PRN

SOLE

X


*  RASER TECHNOLOGIES INC
COM
754055101
                  118
           76,928
SH

SOLE

X


* REGIONS FINANCIAL CORP NEW
COM
7591EP100
                   88
             14,100
SH

SOLE

X


*  RENTECH INC
COM
760112102
                   34
             21,132
SH

SOLE

X


ROPER INDS INC NEW
NOTE 1/1
776696AA4
             5,830
      9,170,000
PRN

SOLE

X


SAPPHIRE INDUSTRIALS CORP
*W EXP 01/17/201
80306T117
                 518
       1,150,000
SH

SOLE

X


SAPPHIRE INDUSTRIALS CORP
COM
80306T109
           19,383
       1,953,951
SH

SOLE

X


*  SCHERING PLOUGH CORP
COM
806605101
                498
             17,617
SH

SOLE

X


* SELECT SECTOR SPDR TR
SBI INT-FINL
81369Y605
               1,419
           95,000
SH

SOLE

X


*  SEMICONDUCTOR MFG INTL CORP
SPONSORED ADR
81663N206
                   33
            13,463
SH

SOLE

X


* SHENGDA TECH INC
COM
823213103
                 122
              19,161
SH

SOLE

X


*  SOLERA HOLDINGS INC
COM
83421A104
                578
            18,565
SH

SOLE

X


SP ACQUISITION HOLDINGS INC
COM
78470A104
             9,363
         967,300
SH

SOLE

X


*  SPDR TR
UNIT SER 1
78462F103
             4,266
           40,400
SH

SOLE

X


SPORTS PPTYS ACQUISITION COR
COM
84920F107
             3,827
          388,100
SH

SOLE

X


* SUN MICROSYSTEMS INC
COM NEW
866810203
              1,046
            115,122
SH

SOLE

X


SYBASE INC
NOTE 1.750% 2/2
871130AB6
             6,226
     3,986,000
PRN

SOLE

X


SYMANTEC CORP
NOTE 1.000% 6/1
871503AF5
              5,341
     5,000,000
PRN

SOLE

X


TEXTRON INC
NOTE 4.500% 5/0
883203BN0
          24,549
    15,000,000
PRN

SOLE

X


*  THERMO FISHER SCIENTIFIC INC
COM
883556102
                 218
              5,000
SH

SOLE

X


*  THOMPSON CREEK METALS CO INC
COM
884768102
                  121
            10,000
SH

SOLE

X


*  TICKETMASTER ENTMT INC
COM
88633P302
                 147
             12,551
SH

SOLE

X


TREMISIS ENERGY ACQ CORP II
COM
89472N101
             5,876
         749,500
SH

SOLE

X


TRIAN ACQUISITION I CORP
COM
89582E108
           16,684
       1,714,700
SH

SOLE

X


TRIPLECROWN ACQUISITION CORP
COM
89677G109
            14,701
       1,515,600
SH

SOLE

X


UNITED REFINING ENERGY CORP
COM
911360105
            13,183
      1,324,900
SH

SOLE

X


UNITED STATES STL CORP NEW
NOTE 4.000% 5/1
912909AE8
          32,293
   20,300,000
PRN

SOLE

X


* VALE S A
ADR
91912E105
                 231
            10,000
SH

SOLE

X


VANTAGE DRILLING COMPANY
ORD SHS
g93205113
                952
         520,064
SH

SOLE

X


*  VONAGE HLDGS CORP
COM
92886T201
                   70
           50,000
SH

SOLE

X


*  WELLS FARGO & CO NEW
COM
949746101
                726
           25,778
SH

SOLE

X


* WYETH
COM
983024100
              2,168
           44,633
SH

SOLE

X


*  YAHOO INC
COM
984332106
                 716
            40,194
SH

SOLE

X


YORK WTR CO
COM
987184108
                433
             31,271
SH

SOLE

X


AMERICAN INTL GROUP INC
CALL
026874904
               4,411
               1,000
SH
CALL
SOLE

X


AMGEN INC
CALL
031162900
           15,058
              2,500
SH
CALL
SOLE

X


CLEAN ENERGY FUELS CORP
CALL
184499901
                 721
                 500
SH
CALL
SOLE

X


HUNTINGTON BANCSHARES INC
CALL
446150904
               1,178
              2,500
SH
CALL
SOLE

X


HUNTSMAN CORP
CALL
447011907
                364
                 400
SH
CALL
SOLE

X


KEYCORP NEW
CALL
493267908
              1,625
              2,500
SH
CALL
SOLE

X


LILLY ELI & CO
CALL
532457908
             8,258
              2,500
SH
CALL
SOLE

X


MICROSOFT CORP
CALL
594918904
          28,292
             11,000
SH
CALL
SOLE

X


AFFILIATED COMPUTER SERVICES
PUT
008190950
          35,259
              6,509
SH
PUT
SOLE

X


ALLIANCE DATA SYSTEMS CORP
PUT
018581958
              9,162
               1,500
SH
PUT
SOLE

X


AMERICAN EXPRESS CO
PUT
025816109
           31,747
              9,365
SH
PUT
SOLE

X


BANK OF AMERICA CORPORATION
PUT
060505954
               1,481
                 875
SH
PUT
SOLE

X


BOEING CO
PUT
097023955
              8,123
               1,500
SH
PUT
SOLE

X


ISHARES TR INDEX
PUT
464287739
             4,267
               1,000
SH
PUT
SOLE

X


SELECT SECTOR SPDR TR
PUT
81369Y955
               9,711
              6,500
SH
PUT
SOLE

X


SPDR TR
PUT
78462F953
          52,795
              5,000
SH
PUT
SOLE

X


UNITED STATES OIL FUND LP
PUT
91232N958
             9,048
              2,500
SH
PUT
SOLE

X


WELLS FARGO & CO NEW
PUT
949746951
            21,135
              7,500
SH
PUT
SOLE

X


ZION OIL & GAS INC
COM
989696109
             2,447
         250,700
SH

SOLE

X